UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2460

Fidelity Union Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Investments - continued

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Fidelity Arizona Municipal Income Fund
Actual	$ 1,000.00	$ 990.50	$ 2.76
Hypothetical A	$ 1,000.00	$ 1,022.43	$ 2.80
Fidelity Arizona Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.60	$ 2.54
Hypothetical A	$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Annual Report

Fidelity Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity Arizona Municipal Income Fund	1.87%	3.65%	4.83%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Arizona Municipal Income Fund on August 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Arizona Municipal Income Fund

Municipal bonds struggled during the 12-month period ending August 31, 2007, in response to concerns about higher interest rates. Early on, tax-free securities generated solid gains based on expectations that the Federal Reserve Board would cut interest rates in 2007 to stimulate the economy as inflation remained muted. Later, signs of stronger global economic growth found investors coming to the realization that interest rate cuts were further off in the future than originally expected. The Fed generally appeared to reinforce these new expectations, suggesting that it would stay on hold over the near term, as inflation remained its chief concern. Although munis enjoyed a reasonably strong July amid the renewed hopes that the Fed might lower rates by year end to stem any economic fallout caused by the slowing housing market and the meltdown of the subprime mortgage market, they faltered in August when investors gravitated toward U.S. Treasuries in a flight to quality. Munis generally lagged taxable bonds during the year, due in part to increased supply, as issuers refinanced debt while demand slackened after global markets repriced risk. The Lehman Brothers® Municipal Bond Index - a performance measure of more than 41,000 investment-grade, fixed-rate, tax-exempt bonds - returned 2.30%. In comparison, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, returned 5.26%.

During the past year, the fund gained 1.87% and the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index rose 2.29%. Two primary factors aiding the fund's return were my larger-than-index stake in bonds that were prerefunded during the period and the way in which I allocated the fund's assets across bonds of various maturities. Prerefunding is a process that often helped to boost the bonds' returns. As for the allocation of investments among bond maturities, my decision to overweight longer-term bonds in the initial months of the period proved beneficial, because they outpaced their shorter-term counterparts during that time frame. Later, I distributed the fund more evenly across various maturities, which didn't really affect performance relative to the index. During much of the period, my comparatively large stake in lower-quality investment-grade securities was a plus because they performed well amid robust demand for higher-yielding bonds. However, that positioning detracted from performance in the final months of the period, as a massive repricing of risk put pressure on nearly all bonds except for U.S. Treasuries.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.0	16.2
Water & Sewer	20.2	21.5
Special Tax	15.2	17.4
Health Care	12.7	10.5
Electric Utilities	8.7	8.1
Weighted Average Maturity as of August 31, 2007
		6 months ago
Years	8.1	7.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision. Effective May 2007, the calculation of weighted average maturity was modified to take into account the effect of a security's maturity shortening feature. The prior period figure reflects this change.

Duration as of August 31, 2007
6 months ago
Years	7.0	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
AAA 55.7%	AAA 56.9%
AA,A 31.6%	AA,A 28.5%
BBB 12.1%	BBB 12.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.0%	Not Rated 1.1%
Short-Term Investments and Net Other Assets* (0.5)%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Arizona Municipal Income Fund

Investments August 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 100.5%
	Principal Amount	Value
Arizona - 92.0%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Projs.) 5% 6/1/18 (AMBAC Insured)	$ 1,000,000	$ 1,054,950
5% 6/1/19 (AMBAC Insured)	1,140,000	1,195,849
Arizona Game & Fish Dept. & Commission (AGF Administration Bldg. Proj.) 5% 7/1/21	1,280,000	1,309,248
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series A, 5% 1/1/21	1,000,000	1,008,830
Series B, 4.4012% 1/1/37 (b)	1,000,000	962,930
(Catholic Healthcare West Proj.) Series A, 6.125% 7/1/09 (Escrowed to Maturity) (d)	245,000	251,164
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,051,040
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (d)	1,000,000	1,086,350
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	1,029,280
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (c)	500,000	518,260
Arizona Tourism & Sports Auth. Tax Rev. 5.375% 7/1/21 (Pre-Refunded to 7/1/13 @ 100) (d)	2,000,000	2,165,200
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,525,000	2,655,240
5.25% 7/1/13	1,500,000	1,578,795
Chandler Gen. Oblig. 5.7% 7/1/15 (Pre-Refunded to 7/1/10 @ 101) (d)	75,000	79,740
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (b)(c)	1,000,000	1,011,540
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,445,281
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,147,444
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,315,639
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,840,160
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,027,563
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 5.25% 5/15/19	1,000,000	1,061,010
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,056,598
5% 12/1/27	1,000,000	955,780
5% 12/1/35	1,000,000	927,300
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/10	$ 1,000,000	$ 1,010,290
5% 4/1/12	1,470,000	1,491,521
5% 4/1/14	1,000,000	1,012,810
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.) Series A:
5% 7/1/16	680,000	686,365
5% 7/1/16	1,000,000	1,025,760
5.25% 7/1/32	1,000,000	993,060
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,002,720
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,012,430
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,301,567
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (Pre-Refunded to 7/1/15 @ 100) (d)	1,000,000	1,073,490
5% 7/1/22	1,000,000	1,058,050
7.4% 7/1/10	1,000,000	1,097,090
Maricopa County Unified School District #80 Chandler (2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	524,390
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,070,430
5% 7/1/24 (FGIC Insured)	3,000,000	3,171,840
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,150,000	1,171,103
Northern Arizona Univ. Revs.:
5% 6/1/21 (AMBAC Insured)	1,085,000	1,132,545
5.5% 6/1/23 (Pre-Refunded to 6/1/14 @ 100) (d)	530,000	582,099
5.5% 6/1/26 (Pre-Refunded to 6/1/14 @ 100) (d)	1,305,000	1,433,282
5.5% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	1,500,000	1,647,450
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (c)	810,000	810,883
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (c)	1,100,000	1,121,483
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (c)	1,160,000	1,184,012
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC Insured)	1,000,000	1,018,070
(Muni. Courthouse Proj.) Series A, 5.5% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (d)	200,000	208,364
Series A, 5% 7/1/22 (MBIA Insured)	1,250,000	1,305,163
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/20 (AMBAC Insured)	$ 1,000,000	$ 1,038,550
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/24 (MBIA Insured)	1,750,000	1,802,868
5% 7/1/29 (MBIA Insured)	770,000	786,001
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,016,042
5% 7/1/20 (MBIA Insured)	5,000,000	5,216,593
5% 7/1/29 (MBIA Insured)	1,750,000	1,779,330
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,603,800
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,584,225
5.5% 7/1/24 (FGIC Insured)	1,000,000	1,119,560
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,176,760
Series B, 5.375% 7/1/20	1,060,000	1,126,738
Phoenix Indl. Dev. Auth. Single Family Mortgage Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	1,250,000	936,425
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,038
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.) Series A:
5% 7/1/19 (AMBAC Insured)	885,000	932,702
5% 7/1/20 (AMBAC Insured)	695,000	728,492
5% 7/1/21 (AMBAC Insured)	960,000	1,002,365
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	204,248
Pima County Unified School District #1 Tucson:
(Proj. of 2004) Series C, 5% 7/1/23 (FGIC Insured) (a)	1,000,000	1,035,260
7.5% 7/1/10 (FGIC Insured)	250,000	275,008
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,032,270
5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,380,470
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A:
5% 7/1/19 (FGIC Insured) (a)	1,000,000	1,053,900
5% 7/1/20 (FGIC Insured) (a)	1,000,000	1,044,130
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B:
5% 7/1/20 (MBIA Insured) (a)	820,000	862,853
5% 7/1/21 (MBIA Insured) (a)	860,000	901,443
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (MBIA Insured)	$ 1,125,000	$ 1,165,871
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	1,500,000	1,530,600
Series A:
5% 1/1/37	3,000,000	3,059,130
5.25% 1/1/18	1,000,000	1,054,270
5.25% 1/1/19	1,615,000	1,697,397
Series B:
5% 1/1/20	1,500,000	1,552,275
5% 1/1/21	290,000	299,408
5% 1/1/31	1,080,000	1,097,064
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (d)	250,000	270,805
Sedona Excise Tax Rev. 5% 7/1/19 (MBIA Insured)	1,000,000	1,051,450
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,750,442
5.5% 7/1/17	1,035,000	1,125,542
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	318,265
Tucson Ctfs. of Prtn. 5% 7/1/18 (MBIA Insured)	1,000,000	1,064,620
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,127,510
5% 7/1/18 (FGIC Insured)	3,295,000	3,471,250
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,150,066
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	558,650
Series A, 7% 7/1/11 (MBIA Insured)	300,000	335,190
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,470,616
5.5% 7/1/14	425,000	452,124
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,741,246
5.25% 7/1/11	310,000	316,752
5.25% 7/1/15	1,000,000	1,022,340
Univ. of Arizona Ctfs. of Prtn.:
Series B, 5% 6/1/31 (AMBAC Insured)	300,000	303,858
Series C, 5% 6/1/14 (AMBAC Insured)	600,000	638,748
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,056,390
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs.: - continued
5.25% 6/1/13 (FSA Insured)	$ 245,000	$ 247,568
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (b)(c)	1,000,000	980,140
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (d)	265,000	266,320
		118,732,436
Guam - 0.5%
Guam Ed. Fing. Foundation Series A, 5% 10/1/12	500,000	519,475
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	149,288
		668,763
Puerto Rico - 7.1%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2003 A, 5.25% 7/1/14	275,000	290,197
Series A, 5.5% 7/1/18	700,000	758,779
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (d)	500,000	557,625
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	763,784
Series L, 5.25% 7/1/38 (AMBAC Insured)	220,000	239,580
Series N, 5.25% 7/1/39 (FGIC Insured)	1,000,000	1,090,270
5.75% 7/1/19 (FGIC Insured)	700,000	766,444
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	225,000	237,789
Series B, 5% 7/1/17	1,000,000	1,041,930
Series C, 5.5% 7/1/23 (AMBAC Insured)	1,100,000	1,234,123
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	1,000,000	1,042,460
Series C, 5.25% 1/1/15 (c)	500,000	524,095
Puerto Rico Pub. Bldg. Auth. Rev. Series G, 5.25% 7/1/13	315,000	330,687
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	$ 1,000,000	$ 176,000
0% 8/1/54 (AMBAC Insured)	1,000,000	88,370
		9,142,133
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (c)	300,000	273,591
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/27	1,000,000	942,330
		1,215,921
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $130,754,444)	129,759,253
NET OTHER ASSETS - (0.5)%	(634,196)
NET ASSETS - 100%	$ 129,125,057
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	21.0%
Water & Sewer	20.2%
Special Tax	15.2%
Health Care	12.7%
Electric Utilities	8.7%
Escrowed/Pre-Refunded	8.4%
Education	7.2%
Others* (individually less than 5%)	6.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Fidelity Arizona Municipal Income Fund

Statement of Assets and Liabilities

	August 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $130,754,444)		$ 129,759,253
Cash		3,215,905
Receivable for fund shares sold		8,566
Interest receivable		1,259,465
Other receivables		27,072
Total assets		134,270,261

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 4,876,796
Payable for fund shares redeemed	29,665
Distributions payable	179,759
Accrued management fee	58,967
Other affiliated payables	17
Total liabilities		5,145,204

Net Assets		$ 129,125,057
Net Assets consist of:
Paid in capital		$ 129,771,980
Undistributed net investment income		22,603
Accumulated undistributed net realized gain (loss) on investments		325,665
Net unrealized appreciation (depreciation) on investments		(995,191)
Net Assets, for 11,599,712 shares outstanding		$ 129,125,057
Net Asset Value, offering price and redemption price per share ($129,125,057 ÷ 11,599,712 shares)		$ 11.13

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2007

Investment Income
Interest		$ 5,028,208

Expenses
Management fee	$ 660,783
Independent trustees' compensation	389
Miscellaneous	267
Total expenses before reductions	661,439
Expense reductions	(79,968)	581,471
Net investment income		4,446,737
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	500,193
Futures contracts	(1,655)
Total net realized gain (loss)		498,538
Change in net unrealized appreciation (depreciation) on investment securities		(2,921,742)
Net gain (loss)		(2,423,204)
Net increase (decrease) in net assets resulting from operations		$ 2,023,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2007	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,446,737	$ 3,756,627
Net realized gain (loss)	498,538	614,584
Change in net unrealized appreciation (depreciation)	(2,921,742)	(1,911,405)
Net increase (decrease) in net assets resulting from operations	2,023,533	2,459,806
Distributions to shareholders from net investment income	(4,441,854)	(3,750,345)
Distributions to shareholders from net realized gain	(536,754)	(444,779)
Total distributions	(4,978,608)	(4,195,124)
Share transactions Proceeds from sales of shares	45,307,067	34,578,412
Reinvestment of distributions	2,777,519	2,417,654
Cost of shares redeemed	(23,030,554)	(28,933,112)
Net increase (decrease) in net assets resulting from share transactions	25,054,032	8,062,954
Redemption fees	1,934	1,049
Total increase (decrease) in net assets	22,100,891	6,328,685

Net Assets
Beginning of period	107,024,166	100,695,481
End of period (including undistributed net investment income of $22,603 and undistributed net investment income of $15,552, respectively)	$ 129,125,057	$ 107,024,166
Other Information Shares
Sold	4,000,304	3,054,403
Issued in reinvestment of distributions	245,017	213,568
Redeemed	(2,042,934)	(2,557,580)
Net increase (decrease)	2,202,387	710,391

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 11.59	$ 11.56	$ 11.32	$ 11.50
Income from Investment Operations
Net investment income B	.418	.417	.417	.427	.435
Net realized and unrealized gain (loss)	(.205)	(.149)	.087	.306	(.090)
Total from investment operations	.213	.268	.504	.733	.345
Distributions from net investment income	(.418)	(.417)	(.419)	(.427)	(.435)
Distributions from net realized gain	(.055)	(.051)	(.055)	(.066)	(.090)
Total distributions	(.473)	(.468)	(.474)	(.493)	(.525)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.13	$ 11.39	$ 11.59	$ 11.56	$ 11.32
Total Return A	1.87%	2.41%	4.46%	6.58%	3.01%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.48%	.50%	.50%	.53%	.52%
Net investment income	3.70%	3.69%	3.62%	3.72%	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,125	$ 107,024	$ 100,695	$ 78,289	$ 68,689
Portfolio turnover rate	15%	22%	13%	14%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 8/31/07	% of fund's investments 2/28/07	% of fund's investments 8/31/06
0 - 30	89.7	97.0	93.8
31 - 90	0.9	1.5	0.6
91 - 180	1.7	1.5	0.0
181 - 397	7.7	0.0	5.6
Weighted Average Maturity
	8/31/07	2/28/07	8/31/06
Fidelity Arizona Municipal Money Market Fund	28 Days	9 Days	9 Days
All Tax Free Money Market Funds Average*	28 Days	22 Days	25 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
Variable Rate Demand Notes (VRDNs) 88.2%	Variable Rate Demand Notes (VRDNs) 86.1%
Commercial Paper (including CP Mode) 4.0%	Commercial Paper (including CP Mode) 5.5%
Tender Bonds 3.5%	Tender Bonds 4.3%
Fidelity Municipal Cash Central Fund 1.8%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 4.3%	Other Investments 1.9%
Net Other Assets** (1.8)%	Net Other Assets 2.2%

Current and Historical Seven-Day Yields

	9/3/07	5/28/07	2/26/07	11/27/06	8/28/06
Fidelity Arizona Municipal Money Market Fund	3.52%	3.43%	3.21%	3.20%	3.18%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 101.8%
	Principal Amount	Value
Arizona - 100.0%
Arizona Health Facilities Auth. Rev.:
Participating VRDN:
Series MS 06 1779, 4.06% (Liquidity Facility Morgan Stanley) (b)(e)	$ 1,200,000	$ 1,200,000
Series MS 06 1780, 4.06% (Liquidity Facility Morgan Stanley) (b)(e)	1,400,000	1,400,000
Series MS 06 1782, 4.06% (Liquidity Facility Morgan Stanley) (b)(e)	17,170,000	17,170,000
(LaLoma Sr. Living Svcs., Inc. Proj.) 4.01%, LOC Citibank NA, VRDN (b)	2,700,000	2,700,000
(Southwest Behavioral Health Svcs., Inc. Proj.) 3.97%, LOC JPMorgan Chase Bank, VRDN (b)	1,985,000	1,985,000
Series 2005 A, 3.93% (MBIA Insured), VRDN (b)	1,105,000	1,105,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series Putters 1298, 4.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,300,000	3,300,000
Arizona School Facilities Board Rev.:
Bonds (State School Impt. Proj.) 5.25% 7/1/08	3,430,000	3,473,239
Participating VRDN Series MS 00 497, 4.05% (Liquidity Facility Morgan Stanley) (b)(e)	1,002,500	1,002,500
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series Putters 694, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,110,000	1,110,000
Arizona State Univ. Revs. Bonds 5% 7/1/08 (FSA Insured)	1,000,000	1,010,635
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series ROC II R2134, 4.03% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,930,000	4,930,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series Floaters 06 1539, 3.98% (Liquidity Facility Morgan Stanley) (b)(e)	9,000,000	9,000,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 3384, 4.04% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,600,000	3,600,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 4.05%, LOC Bank of America NA, VRDN (b)(d)	2,615,000	2,615,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 4.01% (Liquidity Facility Wells Fargo & Co.) (b)(e)	5,240,000	5,240,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 4.13%, LOC KeyBank NA, VRDN (b)(d)	1,970,000	1,970,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.73%, tender 3/1/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)(d)	12,000,000	12,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 4.01%, LOC KBC Bank NV, VRDN (b)(d)	$ 23,590,000	$ 23,590,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 4.13%, LOC KeyBank NA, VRDN (b)(d)	2,155,000	2,155,000
Maricopa County High School District #201 Participating VRDN Series PZ 229, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,965,000	4,965,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 4.06%, LOC Fannie Mae, VRDN (b)(d)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 4.04%, LOC Fannie Mae, VRDN (b)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(d)	3,100,000	3,100,000
(San Clemente Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(d)	2,700,000	2,700,000
(San Lucas Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 4%, LOC Fannie Mae, VRDN (b)(d)	7,000,000	7,000,000
(San Miguel Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(d)	1,300,000	1,300,000
(San Remo Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(d)	10,700,000	10,700,000
(Village Square Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(d)	1,600,000	1,600,000
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.78% tender 11/8/07, CP mode (d)	3,200,000	3,200,000
(Clayton Homes, Inc. Proj.) Series 1998, 4.14%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	1,000,000	1,000,000
Maricopa County Peoria Unified School District #11 Bonds 5% 7/1/08 (FSA Insured)	1,420,000	1,434,869
Maricopa County Pub. Fin. Corp. Lease Rev. Participating VRDN Series Putters 1841, 4.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,410,000	6,410,000
Mesa Util. Sys. Rev. Participating VRDN Series PT 4144, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,100,000	3,100,000
Phoenix & Pima County Participating VRDN Series 06 P55U, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	5,600,000	5,600,000
Phoenix & Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RBC I 25, 4.05% (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	5,530,000	5,530,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix & Pima County Single Family Mortgage Rev. Participating VRDN Series LB 06 P29U, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	$ 2,600,000	$ 2,600,000
Phoenix & Pima County Single-family Mortgage Rev. Participating VRDN Series ROC II R 10017, 4.06% (Liquidity Facility Citigroup, Inc.) (b)(d)(e)	3,400,000	3,400,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 4.07% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	1,260,000	1,260,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 4.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,340,000	3,340,000
Series PZ 113, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,130,000	2,130,000
Series PZ 85, 4.07% (Liquidity Facility BNP Paribas SA) (b)(e)	7,250,000	7,250,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN:
Series EC 1078, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,985,000	2,985,000
Series EGL 03 28 Class A, 4.04% (Liquidity Facility Citibank NA) (b)(e)	1,300,000	1,300,000
Series PA 1373, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,850,000	1,850,000
Series Putters 1374, 4.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,985,000	7,985,000
Series ROC II R 11118, 4.03% (Liquidity Facility Citibank NA) (b)(e)	145,000	145,000
Series 1995, 4%, LOC Landesbank Hessen-Thuringen, VRDN (b)(d)	19,300,000	19,300,000
Phoenix Civic Impt. Corp. Rev. Participating VRDN Series LB 07 P74, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	4,205,000	4,205,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Bonds Series B, 5% 7/1/08	4,370,000	4,417,633
Phoenix Civic Impt. Corp. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 674, 4.03% (Liquidity Facility Citibank NA) (b)(e)	4,120,000	4,120,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 4.04% (Liquidity Facility Citibank NA) (b)(e)	2,000,000	2,000,000
Phoenix Gen. Oblig. Participating VRDN:
Series EC 1118, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,670,000	2,670,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Gen. Oblig. Participating VRDN: - continued
Series PT 1436, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 1,395,000	$ 1,395,000
Series Putters 1873, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	6,000,000	6,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Westward Ho Apts. Proj.) Series 2003 A, 4.05%, LOC Bank of America NA, VRDN (b)(d)	1,500,000	1,500,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 3.97%, LOC JPMorgan Chase Bank, VRDN (b)	1,800,000	1,800,000
(Independent Newspaper, Inc. Proj.) Series 2000, 4.12%, LOC Wachovia Bank NA, VRDN (b)(d)	700,000	700,000
(Laura Dozer Ctr. Proj.) 4.22%, LOC JPMorgan Chase Bank, VRDN (b)	900,000	900,000
(Phoenix Expansion Proj.) 4.27%, LOC JPMorgan Chase Bank, VRDN (b)(d)	2,230,000	2,230,000
(Plastican Proj.) Series 1997, 4.05%, LOC Bank of America NA, VRDN (b)(d)	2,285,000	2,285,000
(Swift Aviation Svcs., Inc. Proj.) 4.08%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	5,080,000	5,080,000
Phoenix Indl. Dev. Auth. Single Family Mortgage Rev. Participating VRDN:
Series Merlots 01 A23, 4.07% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	35,000	35,000
Series Merlots 07 E3, 4.07% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	2,900,000	2,900,000
Series MT 156, 4.1% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	880,000	880,000
Series MT 247, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	940,000	940,000
Series MT 283, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,120,000	1,120,000
Series PT 3598, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,140,000	1,140,000
Series RBC I 29, 4.06% (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,900,000	2,900,000
Phoenix, Maricopa, & Pima County Hsg. Single Family Mortgage Rev. Participating VRDN Series PT 4242, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	6,200,000	6,200,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 4.04%, LOC Fannie Mae, VRDN (b)(d)	$ 6,000,000	$ 6,000,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1374, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,120,000	1,120,000
Pima County Unified School District #1 Tucson Bonds (Proj. of 2004) Series C, 4% 7/1/08 (FGIC Insured) (a)	2,125,000	2,130,844
Salt River Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series ROC II R 653, 4.03% (Liquidity Facility Citibank NA) (b)(e)	1,400,000	1,400,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0141, 4.04% (Liquidity Facility Citibank NA) (b)(e)	16,500,000	16,500,000
Series EGL 06 14 Class A, 4.04% (Liquidity Facility Citibank NA) (b)(e)	2,400,000	2,400,000
Series PT 1512, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,470,000	2,470,000
Series 1997 A, 3.73% 9/13/07, CP	1,900,000	1,900,000
Series B, 3.75% 9/5/07, CP	2,800,000	2,800,000
Series C:
3.7% 12/19/07, CP	2,000,000	2,000,000
3.71% 12/14/07, CP	3,900,000	3,900,000
Scottsdale Indl. Dev. Auth. Hosp. Rev.:
Participating VRDN Series ROC II R 578, 4.03% (Liquidity Facility Citigroup, Inc.) (b)(e)	8,955,000	8,955,000
(Scottsdale Health Care Proj.) Series 2006 C, 3.92% (FSA Insured), VRDN (b)	1,200,000	1,200,000
Tempe Union High School District #213 Bonds 7% 7/1/08 (FGIC Insured)	2,200,000	2,258,930
Tucson Wtr. Rev. Participating VRDN Series EC 1088, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,360,000	2,360,000
Yuma & La Paz Counties Community College District Participating VRDN Series Merlots 06 C2, 4.02% (Liquidity Facility Bank of New York, New York) (b)(e)	4,280,000	4,280,000
		340,833,325
Municipal Securities - continued
	Shares	Value
Other - 1.8%
Fidelity Municipal Cash Central Fund, 3.71% (c)	6,100,000	$ 6,100,000
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $346,933,325)		346,933,325
NET OTHER ASSETS - (1.8)%		(6,084,928)
NET ASSETS - 100%		$ 340,848,397
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 21,814

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Fidelity Arizona Municipal Money Market Fund

Statement of Assets and Liabilities

	August 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $340,833,325)	$ 340,833,325
Fidelity Central Funds (cost $6,100,000)	6,100,000
Total Investments (cost $346,933,325)		$ 346,933,325
Cash		7,604,849
Receivable for investments sold		11,614
Receivable for fund shares sold		4,644,200
Interest receivable		1,745,537
Distributions receivable from Fidelity Central Funds		680
Other receivables		115,404
Total assets		361,055,609

Liabilities
Payable for investments purchased: Regular delivery	4,455,871
Delayed delivery	8,732,878
Payable for fund shares redeemed	6,860,588
Distributions payable	18,143
Accrued management fee	139,705
Other affiliated payables	27
Total liabilities		20,207,212

Net Assets		$ 340,848,397
Net Assets consist of:
Paid in capital		$ 340,820,795
Undistributed net investment income		27,451
Accumulated undistributed net realized gain (loss) on investments		151
Net Assets, for 340,710,649 shares outstanding		$ 340,848,397
Net Asset Value, offering price and redemption price per share ($340,848,397 ÷ 340,710,649 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2007

Investment Income
Interest		$ 10,728,984
Income from Fidelity Central Funds		21,814
Total income		10,750,798

Expenses
Management fee	$ 1,493,508
Independent trustees' compensation	964
Total expenses before reductions	1,494,472
Expense reductions	(366,994)	1,127,478
Net investment income		9,623,320
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,189
Net increase in net assets resulting from operations		$ 9,626,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2007	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,623,320	$ 6,676,441
Net realized gain (loss)	3,189	10,788
Net increase in net assets resulting from operations	9,626,509	6,687,229
Distributions to shareholders from net investment income	(9,623,312)	(6,678,312)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,169,008,700	824,098,376
Reinvestment of distributions	9,449,361	6,581,701
Cost of shares redeemed	(1,105,350,486)	(780,770,826)
Net increase (decrease) in net assets and shares resulting from share transactions	73,107,575	49,909,251
Total increase (decrease) in net assets	73,110,772	49,918,168

Net Assets
Beginning of period	267,737,625	217,819,457
End of period (including undistributed net investment income of $27,451 and undistributed net investment income of $17,383, respectively)	$ 340,848,397	$ 267,737,625

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.032	.027	.016	.006	.008
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations	.032	.027	.016	.006	.008
Distributions from net investment income	(.032)	(.027)	(.016)	(.006)	(.008)
Distributions from net realized gain	-	-	-	-	-D
Total distributions	(.032)	(.027)	(.016)	(.006)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.26%	2.78%	1.60%	.60%	.86%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.38%	.37%	.43%	.49%	.48%
Net investment income	3.22%	2.77%	1.63%	.60%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 340,848	$ 267,738	$ 217,819	$ 156,955	$ 134,118

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Income Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Arizona Municipal Income Fund	$ 130,734,825	$ 921,792	$ (1,897,364)	$ (975,572)
Fidelity Arizona Municipal Money Market Fund	346,933,325	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Fidelity Arizona Municipal Income Fund	$ 5,809	$ 298,868
Fidelity Arizona Municipal Money Market Fund	27,478	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

August 31, 2007	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 4,441,854	$ 536,754	$ 4,978,608
Fidelity Arizona Municipal Money Market Fund	9,623,312	-	9,623,312
August 31, 2006	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 3,750,345	$ 444,779	$ 4,195,124
Fidelity Arizona Municipal Money Market Fund	6,678,312	-	6,678,312

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $45,235,621 and $17,695,563, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%	|
Fidelity Arizona Municipal Money Market Fund	.50%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Arizona Municipal Income Fund	$ 267

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 79,968	|
Fidelity Arizona Municipal Money Market Fund	366,994

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2007 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 15, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1974 or 1991

Trustee of Fidelity Union Street Trust (1974) and Fidelity Union Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-
2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007- present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005) and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2002 or 2005

Vice President of Arizona Municipal Money Market (2002) and Arizona Municipal Income (2005). Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Arizona Municipal Money Market and Arizona Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-
present), and Fidelity Investments Money Management, Inc. (2001-
present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-
present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-
present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-
present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-
present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Arizona Municipal Income Fund	10/08/07	10/05/07	$0	$.027
Fidelity Arizona Municipal Money Market Fund	10/08/07	10/05/07	$0	$0

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Arizona Municipal Income Fund	$ 492,146

During fiscal year ended 2007, 100% of each fund's income dividends were free from federal income tax, and 5.77% and 47.41% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividend's were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Annual Report

Fidelity Arizona Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because the peer group combines tax-exempt money market funds from several different states.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 19% would mean that 81% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

Annual Report

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AZI/SPZ-UANN-1007
1.790910.104

Fidelity®

Maryland Municipal Income

Fund

Annual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidlines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® MD Municipal Income Fund	1.98%	3.62%	4.80%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Maryland Municipal Income Fund on August 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Maryland Municipal Income Fund

Municipal bonds struggled during the 12-month period ending August 31, 2007. Early on, tax-free debt generated solid gains on hopes that the Federal Reserve Board would cut interest rates in 2007 to stimulate the economy as inflation remained muted. Later, signs of stronger global economic growth led investors to believe that interest rate cuts were further off in the future than originally expected. The Fed appeared to reinforce these expectations, suggesting it would stay on hold over the near term, as inflation remained its chief concern. Although munis enjoyed a reasonably strong July amid hopes that the Fed might lower rates to stem any economic fallout caused by the slowing housing market and the subprime mortgage market meltdown, they faltered in August when investors gravitated toward U.S. Treasuries in a flight to quality. Munis generally lagged taxable bonds during the past year, due in part to increased supply and slackened demand. The Lehman Brothers® Municipal Bond Index returned 2.30%, while the taxable bond market, as measured by the Lehman Brothers U.S. Aggregate Index, returned 5.26%.

During the past year, the fund gained 1.98% and the Lehman Brothers Maryland 4 Plus Year Enhanced Municipal Bond Index rose 2.06%. An overweighting relative to the index in bonds that were prerefunded benefited the fund's return. The process of prerefunding boosted the bonds' performance because it shortened their maturities and improved their credit quality. Among other high-quality holdings, I invested in bonds issued in Puerto Rico, a U.S. territory whose securities are free from state and federal taxes and that I at times viewed as attractive alternatives to Maryland bonds. Also aiding relative performance was the fund's lack of exposure to housing bonds, which lagged the overall muni market on a duration-adjusted basis due to accelerating prepayments. Detracting from the fund's return during much of the period was its overweighting in insured bonds, which lagged lower-quality investment-grade securities - in which I was underweighted relative to the index. Lower-quality securities were buoyed by investors' appetite for higher-yielding debt. That said, my decision to underweight lower-quality securities worked in our favor in the final months of the period when the subprime mortgage meltdown prompted investors to be more wary of higher-risk bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 995.60	$ 2.77
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.43	$ 2.80

* Expenses are equal to the Fund's annualized expense ratio of .55%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	28.2	30.4
Health Care	15.1	16.4
Education	13.7	15.5
Escrowed/Pre-Refunded	12.0	9.6
Special Tax	9.0	4.4
Weighted Average Maturity as of August 31, 2007
		6 months ago
Years	7.7	7.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding, or redemption provision. The prior period figure reflects this change.

Duration as of August 31, 2007
6 months ago
Years	6.6	6.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
AAA 62.1%	AAA 60.1%
AA,A 28.1%	AA,A 30.8%
BBB 4.5%	BBB 4.6%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.3%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 3.9%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 500,000	$ 501,065
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	149,288
		650,353
Maryland - 81.8%
Baltimore Convention Ctr. Hotel Rev. Series A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,500,000	1,627,425
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,050,000	1,102,143
5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	2,000,000	2,066,540
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) 5% 6/1/13 (MBIA Insured)	1,500,000	1,588,770
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
5% 8/1/15	2,385,000	2,551,330
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (c)	2,000,000	2,138,760
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	491,435
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,823,389
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,083,520
Baltimore Proj. Rev. Wtr. & Swr. Rev.:
(Wastewtr. Projs.):
Series A, 5.125% 7/1/42 (FGIC Insured)	2,315,000	2,342,919
Series A, 5.2% 7/1/32 (FGIC Insured)	250,000	256,623
Series D, 5% 7/1/37 (AMBAC Insured)	2,000,000	2,029,340
(Wtr. Projs.) Series A:
5% 7/1/22 (Pre-Refunded to 7/1/15 @ 100) (c)	2,250,000	2,415,353
5% 7/1/24 (Escrowed to Maturity) (c)	1,445,000	1,538,390
5% 7/1/24 (FGIC Insured)	370,000	394,002
City of Westminster (McDaniel College Proj.):
5% 11/1/12	500,000	519,750
5% 11/1/13	350,000	364,837
Frederick County Econ. Dev. Rev. 5% 8/1/15 (MBIA Insured)	1,000,000	1,073,480
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.):
4.5% 9/1/08	165,000	164,102
5% 9/1/09	175,000	174,836
5.5% 9/1/12	195,000	198,483
Frederick County Gen. Oblig. 5% 12/1/15	1,000,000	1,074,630
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Harford County Gen. Oblig. 5% 7/15/21	$ 2,100,000	$ 2,198,490
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2004 A, 5% 8/15/14	1,000,000	1,074,510
Series A, 5.25% 8/15/14	2,395,000	2,544,783
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/10	400,000	397,020
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,585,110
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series A, 5.25% 7/1/17	500,000	508,405
(Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	700,000	744,779
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	535,300
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,117,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,028,480
(Carroll County Gen. Hosp. Proj.) 5% 7/1/40	1,500,000	1,384,365
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (c)	1,000,000	1,021,060
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	256,253
5.75% 7/1/13 (Escrowed to Maturity) (c)	145,000	154,819
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	1,000,000	1,019,000
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (c)	1,010,000	1,066,126
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	660,000	679,081
(Johns Hopkins Health Sys. Proj.):
Series B, 5% 5/15/35	1,475,000	1,492,744
5% 5/15/34	1,500,000	1,504,905
(Johns Hopkins Univ. Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,612,079
Series 2004 A, 5% 7/1/24	1,000,000	1,027,260
Series A:
5% 7/1/32	1,015,000	1,023,140
5% 7/1/33	2,000,000	2,024,060
5% 7/1/38	2,000,000	2,021,740
5.125% 7/1/20	500,000	513,990
(LifeBridge Health Proj.) Series 2004 A, 5% 7/1/11	1,000,000	1,027,920
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Loyola College Issue Proj.) 5% 10/1/39	$ 2,000,000	$ 2,010,660
(Peninsula Reg'l. Med. Ctr. Proj.) 5% 7/1/15	1,120,000	1,161,742
(Univ. of Maryland Med. Sys. Proj.):
Series A, 5% 7/1/41	1,000,000	943,990
5.25% 7/1/34	1,525,000	1,520,532
(Western Maryland Health Sys. Proj.):
5% 1/1/16 (MBIA Insured)	1,500,000	1,587,780
5% 7/1/17 (MBIA Insured)	1,690,000	1,800,256
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,157,926
5.25% 12/15/15	320,000	336,720
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,051,720
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,126,260
Maryland State & Local Facilities:
First Series A, 5.25% 3/1/17	4,295,000	4,711,873
Second Series A, 5.5% 8/1/15	740,000	821,452
Second Series, 5.5% 7/15/14	4,450,000	4,902,919
Series 2002 A, 5.5% 3/1/17	2,265,000	2,529,167
Series A, 5.5% 3/1/15	1,850,000	2,045,693
Maryland Trans. Auth. Grant Rev. 5% 3/1/16	2,000,000	2,144,240
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.) 6.8% 7/1/16 (Escrowed to Maturity) (c)	780,000	873,623
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	2,300,000	2,337,881
Montgomery County Gen. Oblig. Consolidated Pub. Impt. Series A:
5% 6/1/24	2,000,000	2,079,180
5% 5/1/25	1,000,000	1,042,730
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	518,350
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. 5.5% 4/1/12 (AMBAC Insured) (b)	4,500,000	4,787,100
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11 (MBIA Insured)	1,850,000	1,507,621
Prince Georges County Gen. Oblig. Series A, 5% 10/1/19 (Pre-Refunded to 10/1/13 @ 100) (c)	2,000,000	2,131,220
		107,713,511
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 13.6%
Puerto Rico Commonwealth Gen. Oblig. Series A:
5.5% 7/1/18	$ 700,000	$ 758,779
5.5% 7/1/18 (MBIA Insured)	2,000,000	2,237,060
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1998 AA, 5.5% 7/1/19 (MBIA Insured)	1,500,000	1,678,665
Series BB, 5.25% 7/1/18 (AMBAC Insured)	600,000	658,134
Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	1,000,000	1,115,250
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,152,690
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,116,480
Series N, 5.25% 7/1/34	500,000	539,245
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	2,280,000	2,409,595
Series A, 5% 7/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	25,000	25,360
Series C, 5.5% 7/1/23 (AMBAC Insured)	1,110,000	1,245,342
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,106,210
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,610,145
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,112,200
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	1,093,970
		17,859,125
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	300,000	273,591
TOTAL MUNICIPAL BONDS (Cost $126,430,050)		126,496,580
Municipal Notes - 2.3%
	Principal Amount	Value
Maryland - 2.3%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 3.94%, LOC Fannie Mae, VRDN (a)(b) (Cost $3,000,000)	$ 3,000,000	$ 3,000,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $129,430,050)		129,496,580
NET OTHER ASSETS - 1.6%		2,148,593
NET ASSETS - 100%		$ 131,645,173
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	28.2%
Health Care	15.1%
Education	13.7%
Escrowed/Pre-Refunded	12.0%
Special Tax	9.0%
Others* (individually less than 5%)	22.0%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $129,430,050)		$ 129,496,580
Cash		817,451
Receivable for fund shares sold		11,780
Interest receivable		1,491,335
Other receivables		34,161
Total assets		131,851,307
Liabilities
Payable for fund shares redeemed	$ 1,083
Distributions payable	145,162
Accrued management fee	59,870
Other affiliated payables	19
Total liabilities		206,134
Net Assets		$ 131,645,173
Net Assets consist of:
Paid in capital		$ 131,277,043
Undistributed net investment income		1,761
Accumulated undistributed net realized gain (loss) on investments		299,839
Net unrealized appreciation (depreciation) on investments		66,530
Net Assets, for 12,375,600 shares outstanding		$ 131,645,173
Net Asset Value, offering price and redemption price per share ($131,645,173 ÷ 12,375,600 shares)		$ 10.64

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2007
Investment Income
Interest		$ 5,096,195
Expenses
Management fee	$ 663,996
Independent trustees' compensation	393
Miscellaneous	271
Total expenses before reductions	664,660
Expense reductions	(79,357)	585,303
Net investment income		4,510,892
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	465,246
Futures contracts	17,933
Total net realized gain (loss)		483,179
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,723,628)
Futures contracts	(1,578)
Total change in net unrealized appreciation (depreciation)		(2,725,206)
Net gain (loss)		(2,242,027)
Net increase (decrease) in net assets resulting from operations		$ 2,268,865

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2007	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,510,892	$ 4,187,442
Net realized gain (loss)	483,179	83,103
Change in net unrealized appreciation (depreciation)	(2,725,206)	(1,568,599)
Net increase (decrease) in net assets resulting from operations	2,268,865	2,701,946
Distributions to shareholders from net investment income	(4,510,113)	(4,186,320)
Distributions to shareholders from net realized gain	(224,651)	(706,334)
Total distributions	(4,734,764)	(4,892,654)
Share transactions Proceeds from sales of shares	39,709,052	22,709,784
Reinvestment of distributions	3,080,116	3,271,978
Cost of shares redeemed	(20,051,861)	(24,116,526)
Net increase (decrease) in net assets resulting from share transactions	22,737,307	1,865,236
Redemption fees	573	188
Total increase (decrease) in net assets	20,271,981	(325,284)
Net Assets
Beginning of period	111,373,192	111,698,476
End of period (including undistributed net investment income of $1,761 and undistributed net investment income of $980, respectively)	$ 131,645,173	$ 111,373,192
Other Information Shares
Sold	3,685,650	2,107,273
Issued in reinvestment of distributions	285,044	303,228
Redeemed	(1,863,341)	(2,239,559)
Net increase (decrease)	2,107,353	170,942

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 11.06	$ 11.04	$ 10.78	$ 10.90
Income from Investment Operations
Net investment income B	.403	.409	.412	.427	.433
Net realized and unrealized gain (loss)	(.189)	(.140)	.053	.260	(.120)
Total from investment operations	.214	.269	.465	.687	.313
Distributions from net investment income	(.403)	(.409)	(.412)	(.427)	(.433)
Distributions from net realized gain	(.021)	(.070)	(.033)	-	-
Total distributions	(.424)	(.479)	(.445)	(.427)	(.433)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 10.64	$ 10.85	$ 11.06	$ 11.04	$ 10.78
Total Return A	1.98%	2.54%	4.30%	6.46%	2.88%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.48%	.50%	.51%	.53%	.52%
Net investment income	3.73%	3.79%	3.73%	3.89%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131,645	$ 111,373	$ 111,698	$ 99,867	$ 93,485
Portfolio turnover rate	18%	22%	17%	14%	30%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

1. Organization.

Fidelity Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,574,403
Unrealized depreciation	(1,502,398)
Net unrealized appreciation (depreciation)	72,005
Undistributed long-term capital gain	262,235

Cost for federal income tax purposes	$ 129,424,575

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2007	August 31, 2006
Tax-exempt Income	$ 4,510,113	$ 4,186,320
Ordinary Income	21,451	-
Long-term Capital Gains	203,200	706,334
Total	$ 4,734,764	$ 4,892,654

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Futures Contracts - continued

Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $40,763,065 and $21,222,422, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $271 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $79,357.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and the Shareholders of Fidelity Maryland Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Maryland Municipal Income Fund (a fund of Fidelity Union Street Trust) at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Maryland Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Union Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Union Street Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Maryland Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Maryland Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Maryland Municipal Income. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Maryland Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Maryland Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Maryland Municipal Income. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Maryland Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Maryland Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Maryland Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Maryland Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Maryland Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Maryland Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Maryland Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Maryland Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Maryland Municipal Income Fund voted to pay on October 8, 2007, to shareholders of record at the opening of business on October 5, 2007, a distribution of $.022 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2007, $470,926, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 6.03% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Maryland Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Maryland Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Fidelity Maryland Municipal Income Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMD-UANN-1007
1.790913.104

Item 2. Code of Ethics

As of the end of the period, August 31, 2007, Fidelity Union Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Arizona Municipal Income Fund and Fidelity Maryland Municipal Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Arizona Municipal Income Fund	$46,000	$44,000
Fidelity Maryland Municipal Income Fund	$46,000	$44,000
All funds in the Fidelity Group of Funds audited by PwC	$14,300,000	$13,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended August 31, 2007 and August 31, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Arizona Municipal Income Fund	$0	$0
Fidelity Maryland Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Fidelity Arizona Municipal Income Fund	$2,900	$2,700
Fidelity Maryland Municipal Income Fund	$2,900	$2,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Fidelity Arizona Municipal Income Fund	$1,200	$1,400
Fidelity Maryland Municipal Income Fund	$1,200	$1,400
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$275,000	$155,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate fees billed by PwC of $1,395,000A and $1,165,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$285,000	$165,000
Non-Covered Services	$1,110,000	$1,000,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007